Inventories (Tables)	12 Months Ended
Sep. 26, 2014
Inventory, Net [Abstract]
Schedule of Inventories
Inventories are comprised of the following at the end of each period:

	September 26, 2014	September 27, 2013
Raw materials and supplies	$73.6	$68.8
Work in process	212.1	191.5
Finished goods	110.9	142.8
Inventories	$396.6	$403.1